Accrued Pension and Severance Costs (Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 46,632	¥ 43,589
Accumulated benefit obligation	45,693	42,573
Fair value of plan assets	26,785	23,207
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	15,619	11,932
Accumulated benefit obligation	13,454	10,076
Fair value of plan assets	¥ 6,737	¥ 5,436